PROPERTY, PLANT AND EQUIPMENT - Summary of Movement (Details) - EUR (€) € in Millions	6 Months Ended
	Jul. 02, 2021	May 10, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 31 December 2020	€ 3,860
Acquisition of API	1,620
Additions	148
Disposals	(22)
Depreciation expense	(300)
Currency translation adjustments	9
Net book value as at 2 July 2021	5,315
Coca-Cola Amatil Limited
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets acquired		€ 315
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Net book value as at 2 July 2021	€ 661